Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

August 31, 2019

NJT-QTLY-1019
1.805777.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Delaware, New Jersey - 0.7%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,388,740
Series 2014 B, 5% 1/1/23	700,000	787,682

TOTAL DELAWARE, NEW JERSEY		4,176,422

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,171,540
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,661,565

TOTAL GUAM		2,833,105

New Jersey - 83.9%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,195,750
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,185,340
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,169,002
5% 2/15/26	1,000,000	1,145,580
5% 2/15/27	1,000,000	1,143,760
5% 2/15/28	1,000,000	1,141,350
5% 2/15/29	1,000,000	1,138,930
5% 2/15/32	1,000,000	1,129,910
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,630,180
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,456,826
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	6,019,050
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	689,064
5% 9/1/24 (FSA Insured)	1,640,000	1,941,612
5% 9/1/25 (FSA Insured)	1,375,000	1,619,104
5% 9/1/39 (FSA Insured)	4,000,000	4,648,160
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,002,301
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,316,628
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	3,097,325
5% 11/1/29 (FSA Insured)	750,000	925,410
5% 11/1/30 (FSA Insured)	605,000	743,055
Series 2019:
4% 7/1/48	1,000,000	1,144,330
5% 7/1/44	1,000,000	1,264,880
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,180,480
5% 11/1/28	1,050,000	1,328,345
5% 11/1/29	1,035,000	1,304,297
5% 11/1/30	800,000	1,002,952
5% 11/1/31	500,000	622,335
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,554,300
5% 8/1/28	4,000,000	4,408,040
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,603,410
5% 9/1/26	600,000	662,940
5% 9/1/27	440,000	485,874
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	3,058,386
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	2,175,000	2,211,910
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,699,890
5.375% 1/1/43 (a)	2,000,000	2,257,900
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,834,320
5% 6/1/31 (FSA Insured)	1,500,000	1,825,695
5% 6/1/37 (FSA Insured)	4,000,000	4,792,480
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,673,314
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,891,450
Series 2012 II, 5% 3/1/26	5,000,000	5,406,400
Series 2012, 5% 6/15/20	5,000,000	5,136,370
Series 2013 NN:
5% 3/1/26	4,130,000	4,562,535
5% 3/1/27	6,570,000	7,248,484
Series 2013:
5% 3/1/23	4,920,000	5,487,670
5% 3/1/25	1,295,000	1,432,542
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,282,180
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,674,367
5.25% 6/15/27	3,000,000	3,518,010
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,627,834
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017, 5% 10/1/27 (a)	1,675,000	2,042,210
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,016,500
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (a)	1,000,000	1,215,600
New Jersey Edl. Facilities Auth. Rev. (New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,055,640
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	816,060
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	485,000	549,389
5% 7/1/24	690,000	805,016
5% 7/1/25	600,000	719,448
5% 7/1/26	945,000	1,163,371
5% 7/1/27	1,055,000	1,328,635
5% 7/1/28	1,465,000	1,836,920
5% 7/1/29	665,000	831,017
Series 2015 B, 5% 7/1/31	3,000,000	3,534,270
Series 2016 A:
5% 7/1/27	2,875,000	3,476,105
5% 7/1/32	600,000	712,998
Series 2016 B, 5% 9/1/20	4,535,000	4,702,996
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	4,017,308
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,202,350
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,199,340
Series 2017 A, 5% 7/1/42	3,000,000	3,607,140
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	4,012,175
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,398,414
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	824,775
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	998,106
Series 2011:
5% 7/1/23	2,500,000	2,766,975
5% 7/1/24	2,000,000	2,210,640
5% 7/1/25	2,265,000	2,500,220
Series 2012 A:
5% 7/1/22	1,400,000	1,551,158
5% 7/1/23	1,040,000	1,151,062
5% 7/1/24	2,065,000	2,282,486
5% 7/1/25	1,000,000	1,103,850
Series 2013 A:
5% 7/1/28	1,080,000	1,226,405
5% 7/1/32	1,600,000	1,800,944
5.25% 7/1/28	3,250,000	3,714,198
Series 2013:
5% 7/1/24	1,250,000	1,448,250
5% 7/1/26	1,335,000	1,520,792
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	3,795,969
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	819,191
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	2,867,091
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	622,269
Series 2014 A:
4% 7/1/45	1,300,000	1,376,440
5% 7/1/30	700,000	801,752
5% 7/1/31	455,000	518,409
5% 7/1/32	1,000,000	1,136,780
5% 7/1/44	3,635,000	4,192,973
5% 7/1/45	2,225,000	2,476,114
Series 2016 A:
5% 7/1/22	2,000,000	2,193,060
5% 7/1/25	1,220,000	1,478,079
5% 7/1/26	1,565,000	1,889,331
5% 7/1/27	100,000	124,032
5% 7/1/27	1,685,000	2,030,088
5% 7/1/28	2,000,000	2,473,960
5% 7/1/28	2,000,000	2,398,880
5% 7/1/29	3,660,000	4,511,060
5% 7/1/29	1,550,000	1,855,769
5% 7/1/30	1,200,000	1,472,568
5% 7/1/30	2,000,000	2,379,900
5% 7/1/31	5,100,000	6,169,674
5% 7/1/31	10,195,000	12,524,761
5% 7/1/33	1,000,000	1,203,060
5% 7/1/39	14,795,000	17,924,724
5% 7/1/43	2,500,000	3,006,700
Series 2016:
5% 7/1/23	1,240,000	1,390,338
5% 7/1/24	1,000,000	1,149,550
5% 7/1/26	800,000	961,800
5% 7/1/29	1,050,000	1,307,009
5% 7/1/30	605,000	749,111
5% 7/1/31	400,000	491,828
5% 7/1/35	950,000	1,110,788
5% 7/1/36	500,000	583,345
5% 7/1/41	3,000,000	3,459,690
Series 2017 A:
5% 7/1/25	110,000	133,614
5% 7/1/52	4,265,000	5,110,366
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,382,750
Series 2013:
4% 12/1/20 (a)	2,500,000	2,579,600
5% 12/1/21 (a)	3,600,000	3,875,580
5% 12/1/22 (a)	2,250,000	2,493,023
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,585,510
5% 12/1/27 (a)	2,500,000	3,029,800
Series 2019 A:
5% 12/1/26	2,525,000	3,148,448
5% 12/1/27	2,000,000	2,542,820
5% 12/1/28	700,000	899,598
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2019 C, 1.58%, tender 6/1/20 (b)	1,700,000	1,702,990
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,535,366
4% 10/1/24 (a)	2,370,000	2,607,972
New Jersey Inst of Technology Series 2012 A:
5% 7/1/32	870,000	948,926
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	422,005
5% 7/1/42	3,470,000	3,762,764
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/21	100,000	106,004
5% 6/1/23	800,000	897,808
5% 6/1/24	1,000,000	1,150,910
5% 6/1/25	3,000,000	3,534,930
5% 6/1/26	3,000,000	3,606,810
5% 6/1/27	1,000,000	1,223,410
5% 6/1/28	2,000,000	2,484,400
Series 2018 B, 3.2% 6/1/27	3,855,000	4,171,881
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,981,939
Series 2013 A, 5% 1/1/38 (Pre-Refunded to 7/1/22 @ 100)	5,000,000	5,552,700
Series 2014 A, 5% 1/1/32	5,000,000	5,856,700
Series 2017 B:
5% 1/1/33	5,000,000	6,312,500
5% 1/1/34	2,500,000	3,141,800
Series 2019 A, 5% 1/1/48	2,000,000	2,485,540
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,030,688
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,343,952
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,567,700
0% 12/15/34	4,000,000	2,649,720
Series 2008 A, 0% 12/15/36	25,000,000	14,914,750
Series 2009 A, 0% 12/15/38	13,900,000	7,672,939
Series 2010 A:
0% 12/15/27	3,000,000	2,466,240
0% 12/15/30	14,750,000	10,947,450
Series 2010 A3, 0% 12/15/34	10,775,000	6,925,847
Series 2011 A, 5.25% 6/15/25	6,000,000	6,405,180
Series 2011 B:
5.25% 6/15/25	3,185,000	3,400,083
5.25% 6/15/26	2,000,000	2,134,800
Series 2016 A:
5% 6/15/20	2,365,000	2,431,002
5% 6/15/29	750,000	897,720
5% 6/15/30	5,000,000	5,952,050
Series 2018 A, 5% 6/15/31	3,000,000	3,547,980
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,472,453
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,865,800
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,136,152
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	887,695
5% 1/1/31 (a)	1,950,000	2,347,859
5% 1/1/33 (a)	750,000	898,410
5% 1/1/35 (a)	2,000,000	2,386,040

TOTAL NEW JERSEY		486,862,087

New York And New Jersey - 6.2%
Port Auth. of New York & New Jersey:
Series 163, 5% 7/15/35	3,255,000	3,360,950
Series 2016, 5% 11/15/32 (a)	5,000,000	6,093,150
Series 2018, 5% 9/15/34 (a)	5,000,000	6,253,950
Series 209, 5% 7/15/35	8,970,000	11,475,052
Series 214, 5% 9/1/36 (a)	6,785,000	8,684,868

TOTAL NEW YORK AND NEW JERSEY		35,867,970

Pennsylvania, New Jersey - 4.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,200,000	1,329,096
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,100,000	1,218,338
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	500,000	553,790
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,082,910
5% 7/1/26	650,000	786,279
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	364,701
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	425,485
Series 2019 A, 5% 7/1/44	700,000	881,860
Series 2019 B:
5% 7/1/31	800,000	1,052,448
5% 7/1/32	1,000,000	1,311,080
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,337,950
Series 2013, 5% 1/1/31	5,000,000	5,786,150
Series 2018 A:
5% 1/1/37	1,200,000	1,524,312
5% 1/1/38	1,450,000	1,836,092
5% 1/1/39	1,190,000	1,501,875
5% 1/1/40	1,250,000	1,572,450

TOTAL PENNSYLVANIA, NEW JERSEY		24,564,816

TOTAL MUNICIPAL BONDS
(Cost $502,628,411)		554,304,400

Municipal Notes - 3.5%
New Jersey - 3.5%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.38% 9/6/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,400,000	$6,400,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XG 01 68, 1.38% 9/6/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,000,000	1,000,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 C, 0.64% 9/3/19, LOC JPMorgan Chase Bank, VRDN (b)	5,200,000	5,200,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters XL 01 03, 1.47% 9/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,000,000	2,000,000
Rutgers State Univ. Rev. Series 2009 G, 1.34% 9/3/19 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,450,000	5,450,000
TOTAL MUNICIPAL NOTES
(Cost $20,050,000)		20,050,000
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $522,678,411)		574,354,400
NET OTHER ASSETS (LIABILITIES) - 1.0%		5,957,265
NET ASSETS - 100%		$580,311,665

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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